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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23665

Invesco Dynamic Credit Opportunity Fund

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Melanie Ringold

11 Greenway Plaza, Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza,

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/22 – 6/30/23

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23665
Reporting Period: 07/01/2022 - 06/30/2023
Invesco Dynamic Credit Opportunity Fund

=Invesco Dynamic Credit Opportunity Fund========================================

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q209
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q605
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q167
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q118
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO DYNAMIC CREDIT OPPORTUNITY FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
President/Principal Executive Officer

Date August 7, 2023

*	Please print the name and title of the signing officer below the signature